UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:___________________
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insight Holdings Group LLC
Address:   680 Fifth Avenue, 8th Floor
           New York, NY  10019


Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JEFFREY HORING
Title:     AUTHORIZED PERSON
Phone:     212- 230-9200

Signature, Place, and Date of Signing:


      /s/ Jeffrey Horing                New York              May 15, 2007
 ----------------------------  --------------------------   -----------------
           [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-_________________           _____________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $158,882
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:

1. Insight Venture Associates V, LLC
2. Insight Venture Associates IV, L.L.C.
3. Insight Venture Associates III, L.L.C.
4. Insight Venture Associates II, L.L.C.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number             Name

        ____      28-_____________________         _____________________________

        [Repeat as necessary.]


                                                      FORM 13F INFORMATION TABLE

          COLUMN 1                      COLUMN 2               COLUMN 3              COLUMN 4
       --------------                --------------            --------              --------

                                                                                        VALUE
       NAME OF ISSUER                TITLE OF CLASS              CUSIP                (x$1000)
       --------------                --------------              -----                --------
CallWave, Inc.                            Com                                           8,666
------------------------------ --------------------------- ------------------ ------------------
Capella Education Corp.                   Com                                          29,540
------------------------------ --------------------------- ------------------ ------------------
DivX, Inc.                                Com                                          46,425
------------------------------ --------------------------- ------------------ ------------------
Greenfield Online, Inc.                   Com                                          61,923
------------------------------ --------------------------- ------------------ ------------------
Quest Software Inc.                       Com                                          12,328
------------------------------ --------------------------- ------------------ ------------------


                   COLUMN 5                        COLUMN 6              COLUMN 7
       -------------------------------------       ----------           --------------

       SHRS OR            SH/          PUT/        INVESTMENT
       PRN AMT            PRN          CALL        DISCRETION           OTHER MANAGERS
       -------            ---          ----        ----------           --------------
    3,029,998           Sh                            Defined                  2
 ----------------- -------------- ------------ ----------------------- -------------------
      880,750           Sh                            Defined                  2
 ----------------- -------------- ------------ ----------------------- -------------------
    2,316,632           Sh                            Defined                  1
 ----------------- -------------- ------------ ----------------------- -------------------
    3,894,520           Sh                            Defined                  3
 ----------------- -------------- ------------ ----------------------- -------------------
      757,717           Sh                            Defined                  4
 ----------------- -------------- ------------ ----------------------- -------------------


                  COLUMN 8

      SOLE             SHARED           NONE
      ----             ------           ----
                          3,029,998
 ------------------ ---------------- -------------
                            880,750
 ------------------ ---------------- -------------
                          2,316,632
 ------------------ ---------------- -------------
                          3,894,520
 ------------------ ---------------- -------------
                            757,717
 ------------------ ---------------- -------------

[Repeat as necessary]
